Finance income and costs (Tables)	3 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended March 31,
	2024	2023
	€m	€m
Finance income
Interest income	1.8	1.1
Net financing gain recognized on debt transactions (a)	4.1	—
Total finance income	5.9	1.1
Interest expense (b)	(22.7)	(21.5)
Net foreign exchange losses arising on translation of financial assets and liabilities	(10.2)	(5.8)
Net pension interest costs	(1.2)	(1.1)
Amortization of debt discounts and borrowing costs	(1.7)	(1.6)
Net fair value losses on derivatives held at fair value through profit or loss	(0.2)	(0.1)
Total finance costs	(36.0)	(30.1)
Net finance costs	(30.1)	(29.0)
(a) Net income for the three months ended March 31, 2024 of €4.1 million has been recognized from the repricing of the EUR denominated Term Loan B of €130.0 million in February 2024, representing a modification gain net of transaction costs.
(b) Interest expense includes interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss and is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.